Variable Interest And Securitization Entities (Assets And Liabilities That Were Recorded For The Consolidated Securitization Entities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Variable Interest Entity [Line Items]
Restricted commercial mortgage loans	$ 411	$ 507
Trading securities	788	677
Restricted other invested assets	377	372
Total investments	71,904	68,437
Cash and cash equivalents	4,488	3,132	5,002	7,328
Accrued investment income	691	733
Total other liabilities	210	150
Borrowings related to securitization entities	396	494
Securitization Entities
Variable Interest Entity [Line Items]
Restricted commercial mortgage loans	411	507
Trading securities	376	370
Other	1	2
Restricted other invested assets	377	372
Total investments	788	879
Cash and cash equivalents	3
Accrued investment income	1	1
Total assets	792	880
Derivative liabilities	206	148
Other liabilities	4	2
Total other liabilities	210	150
Borrowings related to securitization entities	396	494
Total liabilities	$ 606	$ 644